Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

				Customer and		Assets
			Product-	distribution-		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2023		582	2,232	235	508	96	3,653
Exchange adjustment		4	36	(1)	5	4	48
Additions		–	2	2	36	64	104
Disposals		(1)	(7)	–	(4)	–	(12)
Transfers		(3)	10	–	2	14	23
At 31 December 2023		582	2,273	236	547	178	3,816
Exchange adjustment		(7)	(35)	(6)	(10)	(1)	(59)
Acquisitions	21	81	3	–	–	–	84
Additions		–	1	4	30	52	87
Disposals		–	–	–	(9)	(1)	(10)
Transfers		1	(3)	–	143	(133)	8
At 31 December 2024		657	2,239	234	701	95	3,926
Amortisation and impairment
At 1 January 2023		228	1,614	160	415	–	2,417
Exchange adjustment		2	36	–	4	–	42
Charge for the year		46	121	16	38	–	221
Impairment		–	37	–	–	–	37
Disposals		–	(7)	–	(4)	–	(11)
At 31 December 2023		276	1,801	176	453	–	2,706
Exchange adjustment		(3)	(33)	(5)	(9)	–	(50)
Charge for the year		54	109	15	52	–	230
Impairment		15	–	–	1	–	16
Disposals		–	–	–	(8)	–	(8)
At 31 December 2024		342	1,877	186	489	–	2,894
Net book amounts
At 31 December 2024		315	362	48	212	95	1,032
At 31 December 2023		306	472	60	94	178	1,110

Amortisation and impairment of acquisition intangibles is set out below:

	2024	2023
	$ million	$ million
Technology	69	46
Product-related	108	150
Customer and distribution-related	10	11
Total	187	207

The table below provides further detail on the largest intangible assets and their remaining amortisation period:

		Remaining
	Carrying value	amortisation
	$ million	period
Intangibles acquired as part of the CartiHeal acquisition	77	9-10 years
Intangibles acquired as part of the ArthroCare acquisition	205	9 years
Intangibles acquired as part of the Osiris acquisition	139	3–4 years
Intangibles acquired as part of the Healthpoint acquisition	107	3 years